Leases - Summary of Undiscounted Minimum Lease Payments Receivables in Future Periods under Non-cancellable Operating Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Within one year
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Undiscounted finance lease payments to be received	$ 583	$ 94